Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2017	35,916,383
Balance at Dec. 31, 2017	$ 143,770	$ 41,463	$ 7,545	$ (492)	$ 192,286
Net earnings			65,865		65,865
Other comprehensive loss				(2,623)	(2,623)
Subsidiaries’ equity transactions		(336)			(336)
Stock option expense		5,767			5,767
Stock options exercised (in shares)	194,100
Stock options exercised	$ 5,479	(1,797)			3,682
Dividends			(19,417)		(19,417)
Purchased for cancellation (in shares)	(130,436)
Purchased for cancellation	$ (542)		(8,456)		$ (8,998)
Issued - share offering (note 13) (in shares)					111,904
Balance (in shares) at Dec. 31, 2018	35,980,047
Balance at Dec. 31, 2018	$ 148,707	45,097	45,537	(3,115)	$ 236,226
Net earnings			(251,610)		(251,610)
Other comprehensive loss				2,659	2,659
Subsidiaries’ equity transactions		(10)			(10)
Stock option expense		8,126			$ 8,126
Stock options exercised (in shares)	432,050				432,050
Stock options exercised	$ 13,481	(2,424)			$ 11,057
Dividends			(23,411)		(23,411)
Impact of ASC 842 - Leases (note 5)			(390)		(390)
Issued - settlement of LTIA (note 19) (in shares)	2,918,860
Issued - settlement of LTIA (note 19)	$ 251,503				$ 251,503
Issued - share offering (note 13) (in shares)	2,165,000				2,245,229
Issued - share offering (note 13)	$ 191,737				$ 191,737
Balance (in shares) at Dec. 31, 2019	41,495,957
Balance at Dec. 31, 2019	$ 605,428	$ 50,789	$ (229,874)	$ (456)	$ 425,887